Land, furniture and equipment - Net: (Tables)	12 Months Ended
Dec. 31, 2020
Land, furniture and equipment - Net:
Schedule of land, furniture and equipment, net

			Foreign currency
	1/1/2019		translation		Additions		Disposals transfers		12/31/2019

Land	Ps.	302,323							Ps.	302,323
Furniture & equipment		83,466	Ps.	(270)	Ps.	27,424				110,620
Machinery & equipment		80,511		(3,869)		46,571	Ps.	(16,370)		106,843
Computer equipment		45,812		980		6,181				52,973
Transport equipment		22,064		(1,295)		9,549				30,318
Improvements to leased premises		60,640		5,040		4,615		(11,137)		59,158
Accumulated depreciation		(104,478)		1,643		(66,284)		27,507		(141,612)
		490,338		2,229		28,056		—		520,623
Equipment in transit		68,142		(377)				(67,765)		—
	Ps.	558,480	Ps.	1,852	Ps.	28,056	Ps.	(67,765)	Ps.	520,623

			Foreign currency
	1/1/2020		translation		Additions		Disposals transfers	12/31/2020

Land	Ps.	302,323		—		—	—	Ps.	302,323
Furniture & equipment		110,620	Ps.	515	Ps.	5,927	—		117,062
Machinery & equipment		106,843		4,013		32,762	—		143,618
Computer equipment		52,973		931		17,667	—		71,571
Transport equipment		30,318		1,420		1,531	—		33,269
Improvements to leased premises		59,158		569		3,723	—		63,450
Accumulated depreciation		(141,612)		(401)		(84,895)	—		(226,908)
	Ps.	520,623	Ps.	7,047	Ps.	(23,285)	—	Ps.	504,385